Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended	20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 07, 2022	May 31, 2016	May 31, 2023	May 31, 2017	May 31, 2024	May 31, 2018	May 31, 2025	May 31, 2019	May 31, 2026	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000215377
Account Value [Line Items]
Accumulated Value		$ 9,426		$ 10,840		$ 12,042		$ 12,282		$ 12,906	$ 18,884	$ 18,756	$ 18,912	$ 23,247	$ 26,690	$ 32,720
C000215373
Account Value [Line Items]
Accumulated Value		10,000		11,437		12,634		12,821		13,399	19,501	19,269	19,329	23,632	27,132	33,262
C000215405
Account Value [Line Items]
Accumulated Value		9,425		10,446		11,386		11,130		11,248	14,869	13,404	12,909	14,833	16,246	19,626
C000215404
Account Value [Line Items]
Accumulated Value		10,000		11,000		11,899		11,543		11,578	15,201	13,604	12,995	14,835	16,248	19,644
C000055103
Account Value [Line Items]
Accumulated Value		9,421		10,970		11,658		11,834		11,504	17,102	17,867	17,190	21,625	23,647	28,017
C000055105
Account Value [Line Items]
Accumulated Value		10,000		11,559		12,181		12,280		11,858	17,489	18,139	17,299	21,627	23,649	28,020
C000022956
Account Value [Line Items]
Accumulated Value		9,424		11,250		13,120		13,922		16,887	22,161	19,391	20,845	28,277	32,199	41,400
C000022958
Account Value [Line Items]
Accumulated Value		10,000		11,847		13,718		14,442		17,389	22,650	19,676	20,967	28,240	32,157	41,346
C000215383
Account Value [Line Items]
Accumulated Value		9,427		10,838		11,939		11,063		10,682	16,702	15,669	14,973	19,001	19,661	24,605
C000215384
Account Value [Line Items]
Accumulated Value		10,000		11,436		12,540		11,561		11,116	17,292	16,139	15,349	19,374	20,047	25,088
C000022966
Account Value [Line Items]
Accumulated Value		9,424		10,957		12,396		12,764		14,510	20,773	16,609	17,788	21,363	23,935	26,104
C000022968
Account Value [Line Items]
Accumulated Value		10,000		11,541		12,964		13,241		14,937	21,233	16,863	17,902	21,345	23,915	26,082
C000238235
Account Value [Line Items]
Accumulated Value	$ 9,425		$ 10,029		$ 12,834		$ 12,317		$ 18,434
C000238236
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,591		$ 13,452		$ 12,812		$ 19,030
C000215396
Account Value [Line Items]
Accumulated Value		9,428		11,148		12,495		11,157		10,433	16,486	14,406	13,587	16,029	16,707	21,318
C000215395
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 11,742		$ 13,059		$ 11,555		$ 10,730	$ 16,837	$ 14,583	$ 13,671	$ 15,988	$ 16,665	$ 21,264